Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Significant Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
(in thousands)	2009	2010	2011
Net operating losses	$25,235	$27,135	$26,699
Research and other credits	1,683	2,014	2,029
Deferred revenue	—	—	1,559
Other	722	1,051	750

Total deferred tax assets	27,640	30,200	31,037
Valuation allowance	(27,640)	(30,200)	(31,037)

Net deferred tax assets	$—	$—	$—

Reconciliation of Statutory Tax Rates And Effective Tax Rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 2009, 2010, and 2011 is as follows:

	2009	2010	2011
Statutory rate	(34.0)%	(34.0)%	(34.0)%
Nondeductible warrant expense	(0.4)%	—%	—%
Nondeductible stock compensation	0.4%	3.2%	2.6%
Therapeutic grants	1.2%	(10.4)%	—%
Other	0.1%	0.4%	0.4%
Valuation allowance	32.7%	40.8%	31.0%

Effective tax rate	0%	0%	0%

Reconciliation of Beginning And Ending Amount Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	Amount
Beginning at January 1, 2009	$691
Additions based on tax positions related to current year	159

Balance at December 31, 2009	850
Additions based on tax positions related to current year	172

Balance at December 31, 2010	1,022
Additions based on tax positions related to current year	3

Balance at December 31, 2011	$1,025